Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,	December 31,
	2019	2018
Machinery equipment	$9,860,468	$1,880,505
Electronic equipment	245,366	167,618
Office equipment	289,473	156,996
Motor vehicles	1,057,208	1,612,293
Buildings	10,666,163	3,922,383
Computer software	108,105	92,336
Kitchen and cookware	111,010	-
Construction in progress	465,217	10,238,835
Leasehold improvements	74,762	75,745
Membrane cushion	390,660	216,901
Wastewater treatment system, except for membrane cushion	3,348,847	1,289,780
Total property, plant and equipment	26,617,279	19,653,392
Less: accumulated depreciation	(2,005,417)	(900,052)
Property, plant and equipment, net	$24,611,862	$18,753,340